Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)		$ 2.29	$ 3.26	$ 5.23
Unrecognized compensation cost related to unvested stock options		$ 1.7
Share-based compensation expense		$ 3.7	$ 4.5	$ 0.4
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, expiration period		10 years
Requisite service period		1 year 10 months 24 days
Share-based compensation expense		$ 1.1	$ 1.7	$ 0.2
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)		$ 7.31	$ 11.50	$ 16.94
Intrinsic value of awards vested		$ 1.6	$ 0.7
Fair value of awards vested		$ 1.7	0.7
Requisite service period		1 year 7 months 6 days
Unrecognized compensation cost		$ 2.6
Share-based compensation expense		$ 2.6	2.8	$ 0.2
Livent Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)		6,290,000
Share-based compensation expense	$ 0.4
Livent Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, expiration period		10 years
FMC Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 0.4	$ 2.7